Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	$ 97	$ 373
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	11	15
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	(5)	53
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	47	183
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	46	100
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total Stock-Based Compensation Expense (Recovery)	$ (2)	$ 22